Shareholder Report, Line Graph (Details) - USD ($)							1 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended				13 Months Ended	18 Months Ended		19 Months Ended	24 Months Ended			25 Months Ended	30 Months Ended		36 Months Ended			42 Months Ended		48 Months Ended			54 Months Ended		60 Months Ended			66 Months Ended		72 Months Ended			78 Months Ended		84 Months Ended			90 Months Ended		96 Months Ended		102 Months Ended	108 Months Ended		120 Months Ended
	Nov. 30, 2023	Jun. 30, 2018	Jun. 27, 2018	Dec. 31, 2016	Dec. 16, 2016	Dec. 31, 2015	Dec. 31, 2023	Dec. 31, 2018	Jun. 30, 2017	Jun. 30, 2024	Dec. 31, 2025	Jun. 30, 2019	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2024	Dec. 31, 2019	Jun. 30, 2018	Jun. 30, 2025	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2025	Dec. 31, 2020	Jun. 30, 2019	Jun. 30, 2021	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2021	Jun. 30, 2020	Jun. 30, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022	Jun. 30, 2021	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2023	Jun. 30, 2022	Jun. 30, 2024	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2025	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
C000175861
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class
Accumulated Value				$ 9,916.67	$ 10,000				$ 10,769.51				$ 11,964.6				$ 12,338.22			$ 11,365.39				$ 13,483.86		$ 15,326.77			$ 15,019.61		$ 18,966.84			$ 22,625.41		$ 24,764.43			$ 19,862.91		$ 19,814.71			$ 22,087.41		$ 23,757.55			$ 25,935.28	$ 27,018.28		$ 28,463.5	$ 30,238.8
C000175860
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Class
Accumulated Value				247,917	250,000				269,424				299,883				309,562			285,513				339,044		386,113			378,959		478,731			571,720		626,754			503,379		502,816			560,957		603,996			660,364	688,682		726,453	772,681
C000061360
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class
Accumulated Value						$ 10,000								$ 11,790							$ 12,824						$ 10,798					$ 13,313					$ 14,880					$ 19,371					$ 14,921				$ 16,938			$ 19,395	$ 21,619
C000128850
Account Value [Line Items]
Line Graph and Table Measure Name											Class A
Accumulated Value						9,452								11,139							12,119						10,202					12,576					14,052					18,309					14,092				16,003			18,322	20,420
C000061361
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Class
Accumulated Value						250,000								295,431							322,319						272,079					336,172					376,709					491,769					379,635				431,971			495,854	554,061
C000043241
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class
Accumulated Value						10,000								10,626							12,953						12,378					15,736					17,836					23,190					18,958				23,581			28,395	32,858
C000128848
Account Value [Line Items]
Line Graph and Table Measure Name											Class A
Accumulated Value						9,450								10,039							12,244						11,701					14,870					16,852					21,906					17,911				22,280			26,820	31,044
C000043242
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Class
Accumulated Value						250,000								266,235							325,380						311,842					397,349					451,276					588,223					482,312				601,199			725,614	841,735
C000175865
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class
Accumulated Value				9,910.99	10,000				10,581.68				11,817.64				11,917.24			11,319.9				12,983.69		14,246.03			13,672.18		16,275.44			17,969.73		18,531.89			16,094.06		16,041.71			17,282.52		17,537.67			17,632.02	17,264.9		20,408.42	20,436.98
C000175864
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Class
Accumulated Value				247,775	250,000				264,962				295,943				299,201			284,567				326,936		359,075			345,028		411,294			454,460		469,518			408,071		407,286			439,642		446,172			449,065	440,384		521,269	522,814
C000201508
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class
Accumulated Value		$ 9,970	$ 10,000					$ 9,180				$ 11,510.63				$ 12,255.84			$ 11,981				$ 15,045.19		$ 16,328.04			$ 17,857.73		$ 13,657.95			$ 14,525.56		$ 16,312.23			$ 16,726.95		$ 17,627.31			$ 17,754.1		$ 19,245.27			$ 19,427.62
C000201507
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Class
Accumulated Value		249,250	250,000					229,500				287,933				306,895			300,523				377,840		410,562			449,488		344,328			366,380		412,216			423,176		446,579			450,307		488,694			493,822
C000061357
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class
Accumulated Value						10,000								11,062							13,985						11,983					15,308					19,243					23,467					18,159				21,165			22,196	25,245
C000128849
Account Value [Line Items]
Line Graph and Table Measure Name											Class A
Accumulated Value						9,454								10,458							13,224						11,329					14,475					18,192					22,175					17,168				20,014			20,982	23,862
C000061358
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Class
Accumulated Value						250,000								277,277							351,551						301,738					386,726					487,257					595,561					462,230				540,128			567,794	647,132
C000246501
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class
Accumulated Value	$ 10,000						$ 10,530			$ 11,007.3					$ 11,436.66			$ 12,809.27				$ 12,447.72
C000246502
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Class
Accumulated Value	250,000						263,500			275,591					286,889			321,319				313,035
C000137562
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class
Accumulated Value						10,000								9,815							12,074						10,487					12,876					14,228					15,777					12,937				15,385			16,134	20,752
C000137561
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Class
Accumulated Value						250,000								245,920							303,320						264,181					324,966					359,989					400,279					329,047				392,501			412,275	531,463
C000175863
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class
Accumulated Value				10,087.34	10,000				10,274.83				10,345.83				10,185.65			10,321.23				10,900.26		11,124.47			11,747.42		11,890.96			11,711.35		11,697.36			10,486.09		10,158.39			10,381.93		10,702.79			10,656.27	10,844.92		11,219.19	11,543.16
C000175862
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Class
Accumulated Value				252,320	250,000				257,320				259,426				255,725			259,454				274,597		280,320			296,383		300,382			296,213		296,232			265,883		257,899			263,597		272,394			271,236	276,382		286,599	295,245
C000043226
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class
Accumulated Value						10,000								11,381							12,106						11,735					13,391					14,435					14,862					12,946				14,382			15,254	16,585
C000128847
Account Value [Line Items]
Line Graph and Table Measure Name											Class A
Accumulated Value						9,557								10,876							11,568						11,215					12,796					13,793					14,221					12,374				13,746			14,579	15,852
C000043227
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Class
Accumulated Value						250,000								284,891							303,799						295,583					337,729					365,008					377,269					329,271				366,767			389,965	425,060
C000043250
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class
Accumulated Value						10,000								10,581							11,974						11,486					13,878					16,133					18,602					15,548				17,596			18,915	20,970
C000043251
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Class
Accumulated Value						250,000								265,260							300,859						289,275					350,521					408,335					472,216					395,612				448,763			483,683	537,626
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value				9,922	10,000				10,849				12,088				12,408			11,558				13,701		15,197			14,729		17,994			20,738		23,159			18,536		18,964			22,168		23,950			27,612	29,942		31,799	35,295
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value				248,050	250,000				271,222				302,203				310,208			288,954				342,523		379,935			368,230		449,838			518,446		578,966			463,409		474,110			554,209		598,742			690,302	748,546		794,977	882,386
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value						10,000								11,196							13,640						13,042					17,149					20,304					26,132					21,399				27,025			33,786	39,827
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value						10,000								11,196							13,640						13,042					17,149					20,304					26,132					21,399				27,025			33,786	39,827
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value						250,000								279,900							341,006						326,055					428,719					507,598					653,306					534,986				675,621			844,660	995,685
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value						10,000								11,196							13,640						13,042					17,149					20,304					26,132					21,399				27,025			33,786	39,827
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value						10,000								11,196							13,640						13,042					17,149					20,304					26,132					21,399				27,025			33,786	39,827
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value						250,000								279,900							341,006						326,055					428,719					507,598					653,306					534,986				675,621			844,660	995,685
MSCI ACWI Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI Index (Net)
Accumulated Value				9,997	10,000				11,144				12,394				12,340			11,227				13,049		14,213			13,324		16,523			18,556		19,586			15,633		15,989			18,217		19,539			21,747	22,956		25,263	28,084
MSCI ACWI Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI Index (Net)
Accumulated Value				249,928	250,000				278,612				309,841				308,500			280,672				326,215		355,323			333,107		413,080			463,900		489,655			390,834		399,734			455,435		488,483			543,685	573,912		631,587	702,109
MSCI ACW Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACW Index (Net)
Accumulated Value		10,077	10,000					9,168				10,656				11,607			10,881				13,493		15,154			15,995		12,767			13,058		14,877			15,957		17,760			18,747		20,631			22,935
MSCI ACW Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACW Index (Net)
Accumulated Value		$ 251,932	$ 250,000					$ 229,204				$ 266,400				$ 290,169			$ 272,027				$ 337,336		$ 378,839			$ 399,870		$ 319,170			$ 326,438		$ 371,925			$ 398,913		$ 443,994			$ 468,678		$ 515,778			$ 573,369
MSCI ACWI Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI Index (Net)
Accumulated Value						10,000								10,786							13,372						12,113					15,335					17,828					21,133					17,252				21,082			24,769	30,302
MSCI ACWI Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI Index (Net)
Accumulated Value						10,000								10,786							13,372						12,113					15,335					17,828					21,133					17,252				21,082			24,769	30,302
MSCI ACWI Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI Index (Net)
Accumulated Value						250,000								269,661							334,304						302,831					383,377					445,694					528,314					431,294				527,050			619,224	757,542
MSCI ACWI Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI Index (Net)
Accumulated Value	10,000						10,480			11,665					12,313			13,551				15,064
MSCI ACWI Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI Index (Net)
Accumulated Value	$ 250,000						$ 262,008			$ 291,617					$ 307,830			$ 338,766				$ 376,592
MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Index (Net)
Accumulated Value						10,000								10,100							12,628						10,691					13,044					14,064					15,648					13,386				15,828			16,433	21,564
MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Index (Net)
Accumulated Value						250,000								252,500							315,712						267,269					326,107					351,595					391,196					334,662				395,697			410,825	539,090
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US Aggregate Bond Index
Accumulated Value				10,111	10,000				10,341				10,469				10,300			10,470				11,110		11,383			12,081		12,237			12,041		12,049			10,802		10,481			10,701		11,061			10,982	11,199		11,649	12,017
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US Aggregate Bond Index
Accumulated Value				252,775	250,000				258,522				261,728				257,496			261,758				277,759		284,574			302,033		305,936			301,028		301,219			270,045		262,030			267,513		276,517			274,550	279,974		291,233	300,415
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US Aggregate Bond Index
Accumulated Value						10,000								10,265							10,628						10,630					11,556					12,424					12,232					10,641				11,229			11,369	12,199
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US Aggregate Bond Index
Accumulated Value						10,000								10,265							10,628						10,630					11,556					12,424					12,232					10,641				11,229			11,369	12,199
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US Aggregate Bond Index
Accumulated Value						250,000								256,619							265,708						265,738					288,901					310,588					305,799					266,014				280,721			284,231	304,983
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Index
Accumulated Value						10,000								12,131							13,908						12,376					15,535					18,636					21,397					17,024				19,906			22,203	25,047
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Index
Accumulated Value						10,000								12,131							13,908						12,376					15,535					18,636					21,397					17,024				19,906			22,203	25,047
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Index
Accumulated Value						250,000								303,270							347,691						309,396					388,369					465,891					534,931					425,610				497,661			555,081	626,170
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Index
Accumulated Value						10,000								11,205							13,636						12,983					17,063					20,640					26,101					21,108				26,708			33,255	39,030
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Index
Accumulated Value						10,000								11,205							13,636						12,983					17,063					20,640					26,101					21,108				26,708			33,255	39,030
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Index
Accumulated Value						250,000								280,135							340,888						324,579					426,582					516,007					652,517					527,711				667,708			831,370	975,745
FTSE Global Infrastructure Opportunities Index
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE Global Infrastructure Opportunities Index
Accumulated Value				10,056	10,000				10,923				11,702				11,202			10,663				12,154		12,965			11,437		13,443			14,994		15,389			13,965		13,998			14,660		15,419			15,691	16,694		19,217	20,484
FTSE Global Infrastructure Opportunities Index
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE Global Infrastructure Opportunities Index
Accumulated Value				$ 251,398	$ 250,000				$ 273,071				$ 292,562				$ 280,055			$ 266,585				$ 303,838		$ 324,127			$ 285,914		$ 336,079			$ 374,859		$ 384,716			$ 349,136		$ 349,954			$ 366,488		$ 385,478			$ 392,285	$ 417,358		$ 480,424	$ 512,112
MSCI EAFE ESG Leaders Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE ESG Leaders Index (Net)
Accumulated Value						10,000								9,955							12,281						10,634					13,173					14,551					16,193					13,441				15,972			16,330	20,505
MSCI EAFE ESG Leaders Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE ESG Leaders Index (Net)
Accumulated Value						250,000								248,875							307,036						265,849					329,333					363,763					404,831					336,037				399,288			408,253	512,623
ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index
Accumulated Value						10,000								11,476							12,276						12,026					13,840					14,715					15,388					13,758				15,485			16,543	17,980
ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index
Accumulated Value						10,000								11,476							12,276						12,026					13,840					14,715					15,388					13,758				15,485			16,543	17,980
ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index
Accumulated Value						250,000								286,889							306,910						300,655					346,010					367,864					384,696					343,953				387,128			413,577	449,498
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value						10,000								11,196							13,640						13,042					17,149					20,304					26,132					21,399				27,025			33,786	39,827
Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name											Blended Index
Accumulated Value						10,000								10,831							12,370						12,079					14,758					16,932					19,617					16,520				19,439			22,364	25,428
Morningstar Moderate Allocation
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar Moderate Allocation
Accumulated Value						10,000								9,807							10,527						11,917					11,231					13,391					14,960					17,038				14,714			16,742	18,649
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value						250,000								279,900							341,006						326,055					428,719					507,598					653,306					534,986				675,621			844,660	995,685
Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name											Blended Index
Accumulated Value						250,000								270,764							309,240						301,983					368,960					423,304					490,426					413,006				485,979			559,088	635,690
Morningstar Moderate Allocation
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar Moderate Allocation
Accumulated Value						$ 250,000								$ 245,175							$ 263,171						$ 297,936					$ 280,775					$ 334,768					$ 374,002					$ 425,951				$ 367,852			$ 418,541	$ 466,213